American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
November 30, 2023

Multisector Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 44.2%
Aerospace and Defense — 1.1%
Boeing Co., 4.875%, 5/1/25	780,000	771,988
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	285,000	282,631
Bombardier, Inc., 8.75%, 11/15/30(1)	215,000	220,386
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	90,000	97,429
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	240,000	253,034
TransDigm, Inc., 4.625%, 1/15/29	340,000	307,008
TransDigm, Inc., 7.125%, 12/1/31(1)	7,000	7,129
		1,939,605
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	250,000	255,405
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	320,669
General Motors Financial Co., Inc., 5.40%, 4/6/26	570,000	567,546
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	630,000	640,796
		1,784,416
Banks — 9.0%
Banco Santander SA, 6.92%, 8/8/33	600,000	597,415
Banco Santander SA, 6.94%, 11/7/33	200,000	211,919
Bank of America Corp., VRN, 5.82%, 9/15/29	235,000	237,217
Bank of America Corp., VRN, 2.88%, 10/22/30	715,000	614,471
Bank of America Corp., VRN, 4.57%, 4/27/33	230,000	211,083
Barclays PLC, VRN, 7.39%, 11/2/28	815,000	850,346
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	203,871
BNP Paribas SA, 5.89%, 12/5/34(1)(3)	500,000	500,000
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	545,000	539,996
BPCE SA, 5.15%, 7/21/24(1)	735,000	727,600
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	438,311
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	730,000	717,396
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	245,000	249,928
Citibank NA, 5.80%, 9/29/28	285,000	290,841
Credit Agricole SA, 4.125%, 1/10/27(1)	320,000	306,064
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	291,000	296,823
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	435,000	390,785
Discover Bank, 3.45%, 7/27/26	485,000	446,898
Discover Bank, VRN, 5.97%, 8/9/28	454,000	421,991
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	189,258
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	675,000	676,441
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	509,000	408,934
Huntington Bancshares, Inc., VRN, 6.21%, 8/21/29	334,000	334,728
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	345,000	340,801
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	620,000	607,632
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	405,000	411,742
KeyBank NA, 4.39%, 12/14/27	425,000	386,912
KeyCorp, VRN, 3.88%, 5/23/25	425,000	411,401
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	540,000	552,668
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	416,000	417,128
Truist Bank, VRN, 2.64%, 9/17/29	731,000	670,371
Truist Financial Corp., VRN, 7.16%, 10/30/29	320,000	334,671
U.S. Bancorp, VRN, 6.79%, 10/26/27	655,000	675,352

U.S. Bancorp, VRN, 5.78%, 6/12/29	314,000	313,984
Wells Fargo & Co., VRN, 6.30%, 10/23/29	10,000	10,305
Wells Fargo & Co., VRN, 5.39%, 4/24/34	386,000	371,504
Wells Fargo & Co., VRN, 5.56%, 7/25/34	645,000	628,682
		15,995,469
Biotechnology — 0.3%
Amgen, Inc., 5.25%, 3/2/30	455,000	457,460
Broadline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	90,000	81,746
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	605,000	542,988
		624,734
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	740,000	689,733
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	137,000	134,906
Standard Industries, Inc., 4.375%, 7/15/30(1)	205,000	179,883
		1,004,522
Capital Markets — 3.4%
Ameriprise Financial, Inc., 5.70%, 12/15/28	205,000	209,890
Ares Capital Corp., 7.00%, 1/15/27	370,000	374,296
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	410,000	433,727
Blue Owl Capital Corp., 3.40%, 7/15/26	813,000	740,572
Blue Owl Credit Income Corp., 7.75%, 1/15/29(1)(3)	530,000	527,094
Charles Schwab Corp., VRN, 6.20%, 11/17/29	168,000	170,596
Charles Schwab Corp., VRN, 5.85%, 5/19/34	133,000	131,480
Charles Schwab Corp., VRN, 6.14%, 8/24/34	85,000	85,270
Deutsche Bank AG, VRN, 7.15%, 7/13/27	707,000	721,416
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	400,000	414,235
Golub Capital BDC, Inc., 7.05%, 12/5/28(3)	595,000	588,616
LPL Holdings, Inc., 6.75%, 11/17/28	333,000	340,915
Macquarie Bank Ltd., 5.39%, 12/7/26(1)(3)	346,000	346,046
Morgan Stanley, VRN, 6.34%, 10/18/33	465,000	481,870
Morgan Stanley, VRN, 5.42%, 7/21/34	312,000	302,718
Nasdaq, Inc., 5.55%, 2/15/34	245,000	244,975
		6,113,716
Chemicals — 0.6%
Celanese US Holdings LLC, 6.35%, 11/15/28	585,000	598,046
Tronox, Inc., 4.625%, 3/15/29(1)	550,000	468,171
		1,066,217
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	500,000	496,491
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	570,000	448,163
		944,654
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	275,000	285,472
Construction Materials — 0.1%
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(1)(3)	160,000	161,179
Consumer Finance — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	965,000	969,972
Capital One Financial Corp., VRN, 7.15%, 10/29/27	334,000	339,899
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	920,000	847,499
goeasy Ltd., 9.25%, 12/1/28(1)	340,000	349,518
Navient Corp., 6.125%, 3/25/24	325,000	325,047
Navient Corp., 5.875%, 10/25/24	380,000	376,860
OneMain Finance Corp., 9.00%, 1/15/29	340,000	351,018

Synchrony Financial, 4.25%, 8/15/24	378,000	371,724
		3,931,537
Containers and Packaging — 1.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	980,000	964,932
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	513,000	509,799
Sealed Air Corp., 5.00%, 4/15/29(1)	735,000	685,780
		2,160,511
Distributors — 0.3%
LKQ Corp., 6.25%, 6/15/33	535,000	535,737
Diversified REITs — 0.7%
Agree LP, 2.90%, 10/1/30	420,000	348,793
Extra Space Storage LP, 5.50%, 7/1/30	425,000	418,895
Spirit Realty LP, 4.00%, 7/15/29	570,000	522,979
		1,290,667
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 5.40%, 2/15/34	1,220,000	1,206,464
AT&T, Inc., 4.50%, 5/15/35	60,000	54,338
Sprint Capital Corp., 6.875%, 11/15/28	170,000	179,907
Sprint Capital Corp., 8.75%, 3/15/32	705,000	843,138
		2,283,847
Electric Utilities — 0.6%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	370,000	306,118
Pacific Gas & Electric Co., 6.40%, 6/15/33	10,000	10,126
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	535,446
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	306,179	261,013
		1,112,703
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	388,000	382,615
Entertainment†
Warnermedia Holdings, Inc., 3.76%, 3/15/27	17,000	16,045
Financial Services — 0.2%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	434,616
Food Products — 0.8%
J M Smucker Co., 5.90%, 11/15/28	1,054,000	1,079,460
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27	335,000	301,699
		1,381,159
Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	505,000	504,605
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	455,000	426,017
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	180,000	184,275
Medline Borrower LP, 3.875%, 4/1/29(1)	430,000	381,974
		992,266
Health Care Providers and Services — 1.2%
Centene Corp., 4.625%, 12/15/29	455,000	422,988
IQVIA, Inc., 6.50%, 5/15/30(1)	368,000	371,570
Owens & Minor, Inc., 6.625%, 4/1/30(1)	390,000	365,629
Star Parent, Inc., 9.00%, 10/1/30(1)	339,000	352,495
Tenet Healthcare Corp., 6.25%, 2/1/27	100,000	99,641
Tenet Healthcare Corp., 6.125%, 10/1/28	202,000	196,023
Tenet Healthcare Corp., 4.25%, 6/1/29	290,000	260,093
		2,068,439
Hotels, Restaurants and Leisure — 1.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	585,000	514,426
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	255,000	255,472

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	440,000	413,406
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	670,000	672,164
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)(2)	505,000	514,794
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	640,000	544,304
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	560,000	533,851
		3,448,417
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	505,000	514,020
Insurance — 0.6%
Athene Global Funding, 2.51%, 3/8/24(1)	650,000	643,556
Belrose Funding Trust, 2.33%, 8/15/30(1)	1,000	758
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	385,000	343,084
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	25,000	19,918
		1,007,316
IT Services — 1.0%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	877,000	815,451
Kyndryl Holdings, Inc., 2.70%, 10/15/28	942,000	800,060
Kyndryl Holdings, Inc., 3.15%, 10/15/31	296,000	235,145
		1,850,656
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	607,000	601,689
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(1)	524,000	559,670
Ingersoll Rand, Inc., 5.70%, 8/14/33	209,000	211,643
		771,313
Media — 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	520,000	520,572
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 4/1/38	350,000	303,254
Cox Communications, Inc., 5.70%, 6/15/33(1)	191,000	190,170
Cox Communications, Inc., 4.50%, 6/30/43(1)	75,000	59,343
Fox Corp., 6.50%, 10/13/33	630,000	655,680
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	480,000	342,638
Gray Television, Inc., 7.00%, 5/15/27(1)	295,000	268,378
Gray Television, Inc., 4.75%, 10/15/30(1)	310,000	221,601
Paramount Global, 4.95%, 1/15/31	25,000	22,648
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	500,000	465,000
TEGNA, Inc., 5.00%, 9/15/29	245,000	217,891
Warner Media LLC, 3.80%, 2/15/27	334,000	301,942
		3,569,117
Metals and Mining — 0.8%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	43,000	43,927
ATI, Inc., 4.875%, 10/1/29	300,000	268,776
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	680,000	662,374
South32 Treasury Ltd., 4.35%, 4/14/32(1)	580,000	501,190
		1,476,267
Multi-Utilities — 0.3%
Sempra, VRN, 4.125%, 4/1/52	740,000	603,402
Oil, Gas and Consumable Fuels — 5.0%
Antero Resources Corp., 5.375%, 3/1/30(1)	640,000	599,939
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	380,000	384,096
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	193,000	192,464
Civitas Resources, Inc., 8.375%, 7/1/28(1)	770,000	789,590
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	595,000	601,977
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	40,000	38,432
Ecopetrol SA, 5.375%, 6/26/26	380,000	367,549

EnLink Midstream LLC, 6.50%, 9/1/30(1)	522,000	525,806
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	390,000	398,934
Genesis Energy LP / Genesis Energy Finance Corp., 8.25%, 1/15/29(3)	42,000	41,564
Geopark Ltd., 5.50%, 1/17/27(1)	460,000	401,988
MEG Energy Corp., 5.875%, 2/1/29(1)	455,000	435,293
Occidental Petroleum Corp., 6.375%, 9/1/28(2)	765,000	788,718
Occidental Petroleum Corp., 6.125%, 1/1/31	644,000	650,949
ONEOK, Inc., 6.05%, 9/1/33	210,000	213,884
Petroleos Mexicanos, 5.95%, 1/28/31	520,000	390,655
Raizen Fuels Finance SA, 5.30%, 1/20/27(1)	300,000	290,879
Southwestern Energy Co., 5.375%, 3/15/30	615,000	583,586
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	620,000	640,100
Viper Energy, Inc., 7.375%, 11/1/31(1)(2)	285,000	288,620
Williams Cos., Inc., 5.30%, 8/15/28	345,000	344,593
		8,969,616
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	404,272	377,154
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	79,167	77,991
		455,145
Personal Care Products — 0.3%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	570,000	573,400
Pharmaceuticals — 0.4%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	845,000	665,630
Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	190,000	181,640
Retail REITs — 0.7%
NNN REIT, Inc., 4.30%, 10/15/28	1,202,000	1,132,956
NNN REIT, Inc., 5.60%, 10/15/33	185,000	181,025
		1,313,981
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	680,000	552,400
Specialized REITs — 1.3%
American Tower Corp., 5.55%, 7/15/33	580,000	573,939
Iron Mountain, Inc., 5.625%, 7/15/32(1)	925,000	840,616
VICI Properties LP, 4.375%, 5/15/25	480,000	467,797
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	445,000	388,176
		2,270,528
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.00%, 11/27/26	505,000	510,594
Trading Companies and Distributors — 1.1%
Air Lease Corp., 3.125%, 12/1/30	770,000	648,368
Aircastle Ltd., 6.50%, 7/18/28(1)	850,000	848,058
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	485,000	484,803
		1,981,229
Wireless Telecommunication Services — 0.1%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	173,000	90,165
TOTAL CORPORATE BONDS (Cost $79,234,490)		78,878,716
U.S. TREASURY SECURITIES — 18.9%
U.S. Treasury Notes, 4.50%, 11/30/24(4)	600,000	595,880
U.S. Treasury Notes, 1.00%, 12/15/24(4)	1,000,000	958,056
U.S. Treasury Notes, 4.875%, 11/30/25	3,000,000	3,009,609
U.S. Treasury Notes, 4.375%, 8/15/26	14,590,000	14,537,567
U.S. Treasury Notes, 4.625%, 9/15/26	5,685,000	5,705,209
U.S. Treasury Notes, 4.625%, 10/15/26	3,200,000	3,212,125

U.S. Treasury Notes, 4.375%, 11/30/28	3,000,000	3,011,484
U.S. Treasury Notes, 2.875%, 4/30/29	1,155,000	1,073,112
U.S. Treasury Notes, 3.875%, 11/30/29	440,000	428,502
U.S. Treasury Notes, 0.625%, 5/15/30	945,000	747,879
U.S. Treasury Notes, 4.125%, 11/15/32	290,000	284,733
U.S. Treasury Notes, 3.375%, 5/15/33	60,000	55,453
TOTAL U.S. TREASURY SECURITIES (Cost $33,566,464)		33,619,609
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.0%
FHLMC, 2.00%, 3/1/37	1,895,047	1,663,728
FHLMC, 3.50%, 2/1/49	2,170,383	1,940,399
FHLMC, 3.50%, 3/1/52	2,559,135	2,248,566
FHLMC, 6.00%, 1/1/53	1,210,348	1,216,145
FNMA, 3.00%, 2/1/52	1,728,006	1,467,269
FNMA, 3.50%, 3/1/52	2,548,043	2,239,898
FNMA, 3.50%, 4/1/52	2,751,521	2,416,800
FNMA, 5.00%, 8/1/53	2,052,626	1,989,871
FNMA, 6.00%, 9/1/53	1,545,157	1,551,377
FNMA, 6.00%, 9/1/53	1,147,472	1,152,268
GNMA, 2.50%, 12/20/51	2,118,167	1,770,882
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,509,400)		19,657,203
COLLATERALIZED LOAN OBLIGATIONS — 7.5%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	426,646	415,186
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	284,500	275,995
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.57%, (3-month SOFR plus 2.16%), 7/22/32(1)	250,000	246,031
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.25%, (3-month SOFR plus 1.86%), 4/30/31(1)	500,000	498,651
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)	474,304	468,289
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	262,500	258,353
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.41%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	488,914
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 10/17/32(1)	500,000	491,753
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 8.83%, (3-month SOFR plus 3.41%), 1/20/32(1)	660,000	643,801
Benefit Street Partners CLO XI, Series 2017-11A, Class B, VRN, 8.06%, (3-month SOFR plus 2.66%), 4/15/29(1)	500,000	503,366
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	428,000	427,554
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(1)	137,724	137,722
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	265,895	265,350
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.33%, (3-month SOFR plus 3.91%), 7/20/30(1)	500,000	486,473
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(1)	200,000	198,682
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.34%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	295,900
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.11%), 5/15/32(1)	500,000	487,505
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.84%, (1-month SOFR plus 2.51%), 9/15/37(1)	197,000	190,414
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	586,652
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 8.02%, (3-month SOFR plus 2.60%), 7/20/31(1)	430,000	431,369
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.61%, (3-month SOFR plus 3.21%), 1/14/28(1)	206,047	205,903
LoanCore Issuer Ltd., Series 2019-CRE2, Class B, VRN, 7.14%, (1-month SOFR plus 1.81%), 5/15/36(1)	135,006	135,301
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 10.02%, (3-month SOFR plus 4.61%), 1/22/28(1)	475,000	458,561
Magnetite XII Ltd., Series 2015-12A, Class ARR, VRN, 6.76%, (3-month SOFR plus 1.36%), 10/15/31(1)	350,000	349,951
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.54%, (1-month SOFR plus 4.21%), 11/15/35(1)	585,000	558,197
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 7.94%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	374,153

Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.66%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	294,087
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.16%, (3-month SOFR plus 1.76%), 10/17/31(1)	415,000	411,599
Palmer Square CLO Ltd., Series 2020-3A, Class CR, VRN, 8.59%, (3-month SOFR plus 3.21%), 11/15/31(1)	600,000	588,087
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.15%, (3-month SOFR plus 2.75%), 7/24/31(1)	255,000	255,453
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.71%, (1-month SOFR plus 2.36%), 4/25/38(1)	400,000	387,692
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	310,530	310,275
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	224,500	223,848
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	296,365
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.58%, (3-month SOFR plus 2.16%), 12/28/29(1)	350,000	347,973
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 8.08%, (3-month SOFR plus 2.66%), 9/15/30(1)	350,000	348,784
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,287,663)		13,344,189
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	179,614	168,113
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	476,731	423,326
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	377,303
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	504,376	417,789
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)	1,044,528	810,412
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	574,812	468,893
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.36%, (1-month SOFR plus 3.01%), 4/25/28(1)	110,353	110,490
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.41%, (1-month SOFR plus 2.06%), 7/25/29(1)	153,090	153,500
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.44%, (30-day average SOFR plus 6.11%), 8/26/30(1)	69,518	70,255
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	287,832	241,290
FARM 21-1 Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	553,711	386,668
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	359,249	323,725
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	122,887	98,636
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.18%, (30-day average SOFR plus 2.85%), 10/25/34(1)	94,962	95,678
OBX Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.36%, 5/25/61(1)	1,090,119	832,174
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.18%, (30-day average SOFR plus 1.85%), 11/25/31(1)	216,173	216,291
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.36%, (1-month SOFR plus 4.01%), 8/25/33(1)	196,413	197,447
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.23%, (30-day average SOFR plus 1.90%), 2/25/34(1)	57,065	57,131
Triangle Re Ltd., Series 2023-1, Class M1A, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	325,000	327,601
Verus Securitization Trust, Series 2021-7, Class A2, VRN, 2.14%, 10/25/66(1)	987,719	805,183
Visio Trust, Series 2020-1, Class A2, SEQ, VRN, 2.50%, 8/25/55(1)	890,000	808,895
		7,390,800
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.18%, (30-day average SOFR plus 0.85%), 9/25/41(1)	362,533	358,673
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.00%), 4/25/42(1)	332,994	336,631
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.48%, (30-day average SOFR plus 2.15%), 9/25/42(1)	176,482	178,078
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.00%), 6/25/43(1)	226,565	228,097
FNMA, Series 2022-R03, Class 1M1, VRN, 7.43%, (30-day average SOFR plus 2.10%), 3/25/42(1)	199,643	201,646
FNMA, Series 2022-R09, Class 2M1, VRN, 7.83%, (30-day average SOFR plus 2.50%), 9/25/42(1)	305,852	310,364
		1,613,489
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,221,666)		9,004,289
ASSET-BACKED SECURITIES — 4.7%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	423,396	341,084
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	400,000	346,080
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	350,000	345,996
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	390,770	323,200
CARS-DB4 LP, Series 2020-1A, Class A1, SEQ, 2.69%, 2/15/50(1)	210,644	201,031
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)	100,000	95,017

CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	89,758
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		233,924	213,482
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		282,813	259,899
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		507,045	403,991
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	305,341
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	235,587
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		550,000	486,435
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	599,567
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		575,000	470,273
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		288,059	262,991
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	456,662
LUNAR Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		247,524	217,572
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		329,311	272,166
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		260,442	223,201
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		218,233	192,656
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		259,598	209,857
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		291,325	275,281
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		371,625	323,892
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		167,845	143,380
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		424,500	354,963
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	150,192
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		156,177	156,148
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	377,775
TOTAL ASSET-BACKED SECURITIES (Cost $9,195,510)			8,333,477
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)		400,000	319,816
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.44%, (1-month SOFR plus 2.11%), 9/15/36(1)		400,000	380,362
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)		386,000	386,216
BX Trust, Series 2018-BILT, Class C, VRN, 6.84%, (1-month SOFR plus 1.52%), 5/15/30(1)		300,000	296,008
BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.94%, (1-month SOFR plus 1.61%), 8/15/36(1)		300,000	260,862
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.44%, (1-month SOFR plus 2.11%), 8/15/36(1)		250,000	212,259
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 11/15/38(1)		232,000	227,723
CSMC Trust Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.52%, (1-month SOFR plus 2.20%), 5/15/36(1)		476,814	471,222
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 7/15/38(1)		302,144	296,151
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)		207,000	198,773
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 12/15/36(1)		253,000	250,138
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.08%, (1-month SOFR plus 1.75%), 7/15/25(1)		233,267	227,384
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)		282,000	248,854
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.84%, (1-month SOFR plus 1.51%), 3/15/38(1)		590,765	566,537
Med Trust, Series 2021-MDLN, Class F, VRN, 9.44%, (1-month SOFR plus 4.11%), 11/15/38(1)		369,676	351,524
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 1/15/36(1)		229,000	204,522
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,125,025)			4,898,351
PREFERRED STOCKS — 2.0%
Banks — 1.6%
Barclays PLC, 9.625%		256,000	257,152
BNP Paribas SA, 6.625%(1)		235,000	234,226
Citigroup, Inc., 7.625%		400,000	398,820
Credit Agricole SA, 7.875%(1)		235,000	235,411
HSBC Holdings PLC, 6.375%		200,000	195,709
Lloyds Banking Group PLC, 7.50%		750,000	736,778

Societe Generale SA, 7.875%(1)	235,000	235,399
Societe Generale SA, 10.00%(1)	200,000	206,037
Wells Fargo & Co., 7.625%(2)	281,000	288,730
		2,788,262
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series W, 7.50%	535,000	544,123
UBS Group AG, 7.00%(1)	210,000	209,539
		753,662
TOTAL PREFERRED STOCKS (Cost $3,511,981)		3,541,924
BANK LOAN OBLIGATIONS(5) — 1.2%
Entertainment — 0.2%
Caesars Entertainment Corp., Term Loan B, 8.70%, (1-month SOFR plus 3.25%), 2/6/30	318,400	319,129
Health Care Providers and Services — 0.4%
Surgery Center Holdings, Inc., 2021 Term Loan, 9.21%, (1-month SOFR plus 3.75%), 8/31/26	686,976	688,394
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	480,150	474,359
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.96%, (1-month SOFR plus 3.50%), 5/5/28	719,102	721,152
TOTAL BANK LOAN OBLIGATIONS (Cost $2,190,185)		2,203,034
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.3%
Colombia Government International Bond, 4.50%, 3/15/29	500,000	449,606
Mexico — 0.3%
Mexico Government International Bond, 5.40%, 2/9/28	400,000	403,695
Mexico Government International Bond, 4.875%, 5/19/33	120,000	111,723
		515,418
Nigeria — 0.2%
Nigeria Government International Bond, 6.50%, 11/28/27(1)	450,000	399,940
Panama — 0.1%
Panama Government International Bond, 6.875%, 1/31/36	136,000	129,946
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	386,000	393,576
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,877,439)		1,888,486
SHORT-TERM INVESTMENTS — 10.3%
Money Market Funds — 10.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,258,781	16,258,781
State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,121,098	2,121,098
TOTAL SHORT-TERM INVESTMENTS (Cost $18,379,879)		18,379,879
TOTAL INVESTMENT SECURITIES — 108.6% (Cost $195,099,702)		193,749,157
OTHER ASSETS AND LIABILITIES — (8.6)%		(15,394,097)
TOTAL NET ASSETS — 100.0%		$178,355,060

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	147	March 2024	$30,055,758	$72,065
U.S. Treasury 5-Year Notes	109	March 2024	11,646,820	23,702
U.S. Treasury 10-Year Notes	204	March 2024	22,398,563	6,023
U.S. Treasury 10-Year Ultra Notes	178	March 2024	20,205,781	56,700
			$84,306,922	$158,490
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	31	March 2024	$3,609,563	$(14,350)
U.S. Treasury Ultra Bonds	3	March 2024	369,000	(2,748)
			$3,978,563	$(17,098)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $74,745,327, which represented 41.9% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,058,402. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,275,923.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,151,388, which includes securities collateral of $30,290.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$78,878,716	—
U.S. Treasury Securities	—	33,619,609	—
U.S. Government Agency Mortgage-Backed Securities	—	19,657,203	—
Collateralized Loan Obligations	—	13,344,189	—
Collateralized Mortgage Obligations	—	9,004,289	—
Asset-Backed Securities	—	8,333,477	—
Commercial Mortgage-Backed Securities	—	4,898,351	—
Preferred Stocks	—	3,541,924	—
Bank Loan Obligations	—	2,203,034	—
Sovereign Governments and Agencies	—	1,888,486	—
Short-Term Investments	$18,379,879	—	—
	$18,379,879	$175,369,278	—
Other Financial Instruments
Futures Contracts	$158,490	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$17,098	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.